Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and
Special Survey Costs
As of January 1, 2021	$17,339
Additions	4,643
Amortization	(10,181)
As of December 31, 2021	11,801
Additions	9,726
Amortization	(5,922)
As of June 30, 2022	$15,605